[PHOTO]

[PHOTO]                 Smith Barney
                        Premium Total
                        Return Fund

                        ------------------
                        SEMI-ANNUAL REPORT
                        ------------------

                        June 30, 1999

                        [LOGO] Smith Barney
                               Mutual Funds

Smith Barney Premium
Total Return Fund

================================================================================

The Smith Barney Premium Total Return Fund ("Fund") seeks total return consisting of long-term capital appreciation and income.

Smith Barney Premium Total Return Fund Average Annual Total Returns Ended June 30, 1999

                                               Without Sales Charges(1)
                                     -------------------------------------------

                                     Class A     Class B     Class L     Class O
================================================================================
Six Months+                            3.20%       2.96%       2.82%       2.98%
--------------------------------------------------------------------------------
One-Year                               2.04        1.53        1.26        1.59
--------------------------------------------------------------------------------
Five-Year                             15.66       15.09         N/A       15.13
--------------------------------------------------------------------------------
Ten-Year                                N/A       13.46         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                     14.25       13.32        3.06       13.80
================================================================================

                                               Without Sales Charges(2)
                                     -------------------------------------------

                                     Class A     Class B     Class L     Class O
================================================================================
Six Months+                           (1.98)%     (2.04)%      0.77%       1.98%
--------------------------------------------------------------------------------
One-Year                              (3.08)      (3.15)      (0.67)       0.65
--------------------------------------------------------------------------------
Five-Year                             14.48       14.98         N/A       15.13
--------------------------------------------------------------------------------
Ten-Year                                N/A       13.46         N/A         N/A
--------------------------------------------------------------------------------
Since Inception++                     13.37       13.32        2.08       13.80
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B, L and O shares are November 6, 1992, September 16, 1985, June 15, 1998 and June 1, 1993, respectively.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

In our view, the Fund seeks the best of two worlds from our investment strategy. First, within each asset class we look for the best individual opportunities. Second, between asset classes, we have the opportunity to take advantage of the temporary dislocations that sometimes happen in one market but not another. By utilizing a team of nine experienced co-managers on the Fund, we believe we are more prepared than most fund managers to uncover relative values. By using our strategy we also believe that we can offer a mutual fund that captures most of the market's long term appreciation, while offering a combination of a monthly dividend and lower volatility than the S&P 500.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

            Class A           SOPAX
            Class B           SOPTX
            Class L           SBPLX
            Class O           SPTCX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ........................................................... 1

An Interview with Lead Portfolio Manager
Ross S. Margolies ............................................................ 4

Historical Performance........................................................ 6

Smith Barney Premium Total Return Fund
at a Glance .................................................................. 9

Schedule of Investments ..................................................... 10

Statement of Assets and Liabilities ......................................... 21

Statement of Operations...................................................... 22

Statements of Changes in Net Assets.......................................... 23

Notes to Financial Statements ............................................... 24

Financial Highlights ........................................................ 30

Additional Shareholder Information........................................... 35

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                 [PHOTO]

HEATH B.                ROSS
MCLENDON                MARGOLIES

Chairman                Investment Officer

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Premium Total Return Fund ("Fund") for the period ended June 30, 1999. We hope you find this report to be informative and useful. In this report we discuss stock market conditions and review our investment strategy during the reporting period. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow. In addition, an interview with the Fund's new portfolio manager, Ross S. Margolies, appears on page four.

Special Shareholder Notice

On June 30, 1999, the shareholders of the Fund approved a new sub-investment advisory agreement ("Agreement") with Salomon Brothers Asset Management Inc. ("SaBAM"). The Agreement will be in effect for an initial two-year period ending June 30, 2001, and may continue thereafter from year to year only if specifically approved at least annually by the Board of Trustees or by the vote of a majority of the outstanding voting shares of the Fund, and in either event, the vote of a majority of the non-interested Trustees.

Please note that SaBAM has designated Ross S. Margolies, a Managing Director and Co-Chief Investment Officer of SaBAM, as well as his investment team, the new portfolio managers of the Fund. The Fund's investment objective -- total return consisting of long-term capital appreciation and income -- remains unchanged.

A Classic Investor Series Fund

The Fund is part of the Classic Investor Series of Smith Barney Mutual Funds. The Classic Investor Series funds are mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Investor Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

Performance Overview

For the six months ended June 30, 1999, the Fund provided a total return of 3.20% for its Class A shares without sales charges. During this time the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index ("S&P 500"), had a total return of 12.38%. Additional performance information regarding the Fund's other share classes can be found on page six.

Investment Strategy

While the Fund utilizes multiple asset classes to accomplish its investment objectives, most of the market value of the portfolio will be invested in a combination of equity and debt securities of U.S. issuers. We also use options and futures, primarily based on the S&P 500, to manage risk and maintain a minimum level of participation in the stock market's moves. Starting in August 1999, the Fund expects to return to its original mandate of paying a monthly income dividend. The restructuring that will be effectively completed during the third quarter of 1999 will also lead to a portfolio that has a significant amount of equity market participation, albeit with lower expected volatility than the overall market.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         1

There are three key parts to our investment strategy. First, the Fund will have a fixed income component composed of roughly equal amounts of short duration (i.e. low interest sensitivity) investment grade bonds complemented by an allocation to below investment grade bonds. Investments in high yield, lower quality corporate bonds involve credit risk because of the lower credit quality of the issuers. This combination seeks current yield with relatively low interest rate sensitivity for the overall portfolio. Second, the equity, or stock, part of our strategy involves using a blend approach (both value and growth) in order to have participation in the market when either style is in favor. This contrasts with the primarily value approach that the portfolio employed in the past. Lastly, we have changed the old option strategy to one that is expected to both maintain participation in the market and to offer incremental downside protection in the event of a sharp, severe market decline.

In our view, the Fund seeks the best of two worlds from our investment strategy. First, within each asset class we look for the best individual opportunities. Second, between asset classes, we have the opportunity to take advantage of the temporary dislocations that sometimes happen in one market but not another. By utilizing a team of nine experienced co-managers on the Fund, we believe we are more prepared than most fund managers to uncover relative values. By using our strategy we believe that we can offer a mutual fund that captures most of the market's long term appreciation, while offering a combination of a monthly dividend and lower volatility than the S&P 500.

Market Overview and Outlook

During the six-month period ended June 30, 1999, the U.S. economy continued to show signs of benign inflation and productivity-driven growth. Domestic demand growth outstripped even optimistic estimates of the economy's long-term capacity, and a combination of rising productivity, a flood of goods from abroad, and more intensive use of labor kept inflation from overheating. Globally, there were strong signs that the world economy had bottomed and was on the road to recovery. While the biggest market risk in the period remained the lingering threat of eventual overheating resulting in Federal Reserve tightening, policy-makers, led by Chairman Alan Greenspan, held their stance on the sidelines until implementing a well-telegraphed twenty-five basis point tightening on June 30, 1999. Continued improvement in international stability after last summer's economic turmoil caused investors to focus on cyclical stocks that had mostly under-performed for the last several quarters. As a result, the market experienced both an increase in breadth and a significant rotation into cyclicals. Importantly, this increase in market breadth permitted sector rotations without causing a significant sell-off in the broad market averages.

The rotation that has recently taken place in the equity markets has principally benefited three categories: value stocks, cyclical stocks, and small/mid-cap stocks. We believe that this rotation, while no longer in its early stages, will continue. At the same time, while many market valuation indicators appear expensive, we are still able to find selected companies that have attractive fundamental profiles at reasonable prices. While the secular case supporting the long term bull market still appears to be intact, the cyclical recovery of many depressed economies around the world does create the potential for rising U.S. interest rates. This, in turn, could dampen near term enthusiasm for U.S. equities. Our strategy in the


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

Fund is not to try to time markets but, rather, to continue to evaluate the risk/reward of each security we own and use position size to reflect our views of risk and potential return.

Thank you for your investment in the Smith Barney Premium Total Return Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon          /s/ Ross S. Margolies

Heath B. McLendon              Ross S. Margolies

Chairman                       Investment Officer

August 23, 1999

--------------------------------------------------------------------------------
Top Ten Holdings*                                            As of June 30, 1999
--------------------------------------------------------------------------------

 1. SLM Holding Corp.                                                       3.7%
--------------------------------------------------------------------------------

 2. Bristol-Myers Squibb Co.                                                3.3
--------------------------------------------------------------------------------

 3. MCI WorldCom, Inc.                                                      3.2
--------------------------------------------------------------------------------

 4. Loews Corp.                                                             2.4
--------------------------------------------------------------------------------

 5. Federated Department Stores, Inc.                                       1.6
--------------------------------------------------------------------------------

 6. Ace Ltd.                                                                1.3
--------------------------------------------------------------------------------

 7. Morgan Stanley Dean Witter & Co.                                        1.3
--------------------------------------------------------------------------------

 8. Schering-Plough Corp.                                                   1.2
--------------------------------------------------------------------------------

 9. Allmerica Financial Corp.                                               1.2
--------------------------------------------------------------------------------

10. Tele Danmark A/S, ADR                                                   1.2
--------------------------------------------------------------------------------

* As a percentage of total investments, excluding short-term securities.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         3

--------------------------------------------------------------------------------
An Interview with Lead Portfolio Manager
Ross S. Margolies
--------------------------------------------------------------------------------

As previously noted, on June 30, 1999, the shareholders of the Fund approved a new sub-investment advisory agreement with Salomon Brothers Asset Management Inc. ("SaBAM"). Effective April 26, 1999, SaBAM designated Ross S. Margolies, a Managing Director and Co-Chief Investment Officer of SaBAM, as well as his investment team, the new portfolio managers of the Fund. Ross S. Margolies has more than 18 years investment experience and holds a BA in Economics from John Hopkins University and an MBA in Finance from New York University. We recently had the pleasure of speaking with Ross S. Margolies about his investment strategy for the Fund and he shared with us an update on the portfolio's ongoing restructuring.

Q: Ross, how has the Fund performed since the investment team took over its management in late April 1999?

Ross: The Fund's performance has improved since we assumed management on April 26, 1999. For the period from May 1, 1999 through June 30, 1999, the Fund's returned 3.76% without sales charges vs. 3.06% for the S&P 500*. This compares favorably with our goal to provide at least 75% of the S&P 500's total return in up years and no more than 75% in down years.

Q: How much of the portfolio restructuring has taken place? How much additional portfolio restructuring may be required?

Ross: About 60% of the Fund's restructuring had taken place by June 30, 1999. By the time shareholders receive this semi-annual report, we anticipate that 90%-95% of the restructuring should be completed with the remaining assets to be invested opportunistically.

Q: Is the 42/42/16 asset allocation model a valid way to view the Fund's restructured portfolio?

Ross: Yes. The 42/42/16 asset allocation model reflects the Fund's holdings of 42% of fixed income securities, 42% equity securities, and 16% index futures and options. The Fund's proposed fixed income and equity allocations are expected to be about 42% on average and range within 10% plus or minus based on market fluctuations. The 16% allocated to option and futures strategies is a good estimate and should range between 10% and 20%. One of the important points to keep in mind is that by combining the three pieces together, we can create a portfolio that pays out a significant amount of current income yet still has the potential to provide most of the stock market's long-term appreciation, while offering more downside protection than the market as a whole.

Q: What is your team seeking to achieve with the portfolio's restructuring?

Ross: As previously noted, the Premium Total Return Fund's investment objective is to provide investors with total return consisting of long-term capital appreciation and income through asset class diversification. Our team seeks to generate a reliable monthly dividend to shareholders and provide participation in the stock market with lower volatility than the stock market.

----------
* Please note: the Fund returned a negative 1.43% with sales charges over the same two month period. In addition, the Fund posted total returns of 2.04%, 15.66% and 14.25%, respectively, for the one year period ended June 30, 1999, five year period ended June 30, 1999 and from inception through June 30, 1999, without sales charges.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

Q: Ross, what challenges, if any, have you encountered since you were designated the lead portfolio manager of the Premium Total Return Fund?

Ross: I am pleased to report that the Fund's restructuring has gone according to plan. The biggest issue we are continually grappling with is to minimize the after-tax cost of the portfolio restructuring to current shareholders. While large fund restructurings of this sort usually require some cost in the form of realizing capital gains and incurring transaction costs, the strong performance of the fund during the restructuring period has helped us to minimize the impact of transaction costs. The determination of any capital gains distribution that we may pay will occur in November. Our focus is to keep the net after-tax costs to shareholders as low as we can without sacrificing the dual goals of growth and income.

Q: What is your outlook regarding the Fund's future dividend payment schedule?

Ross: We expect to pay our first monthly dividend in August 1999.

Q: How do you manage interest-rate risk in the fixed income portion of the Fund?

Ross: We take relatively little interest-rate risk and attempt to dilute what's left. About half of our fixed income allocation is relatively interest rate insensitive and involves shorter duration securities and floating rate investment grade bonds. This leaves only an estimated 21% of the entire portfolio with some moderate interest-rate sensitivity.

Q: Ross, why did you become a portfolio manager?

Ross: As hard to believe as it is, being a portfolio manager is what I have always wanted to do. It just took my Organic Chemistry class while I was a pre-med at Johns Hopkins to make me sure!

Ross, thank you for spending some time with us today.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         5

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                        ---------------------
                        Beginning      End       Income     Capital Gain      Return       Total
Period Ended            of Period   of Period   Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
6/30/99                  $21.38      $21.70       $0.19         $0.16          $0.00       3.20%+
---------------------------------------------------------------------------------------------------
12/31/98                  22.19       21.38        0.25          1.89           0.00       6.20
---------------------------------------------------------------------------------------------------
12/31/97                  19.14       22.19        0.38          1.25           0.00      25.19
---------------------------------------------------------------------------------------------------
12/31/96++                17.40       19.14        0.16          0.47           0.00      13.80+
---------------------------------------------------------------------------------------------------
7/31/96                   16.33       17.40        0.37          0.91           0.00      14.76
---------------------------------------------------------------------------------------------------
7/31/95                   15.69       16.33        0.43          0.14           0.71      12.92
---------------------------------------------------------------------------------------------------
7/31/94                   15.65       15.69        0.55          0.52           0.21       8.65
---------------------------------------------------------------------------------------------------
Inception* -- 7/31/93     15.15       15.65        0.20          0.49           0.33      10.31+
===================================================================================================
   Total                                          $2.53         $5.83          $1.25
===================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                        ---------------------
                        Beginning      End       Income     Capital Gain      Return       Total
Period Ended            of Period   of Period   Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
6/30/99                  $21.26      $21.58       $0.14         $0.16          $0.00       2.96%+
---------------------------------------------------------------------------------------------------
12/31/98                  22.17       21.26        0.23          1.89           0.00       5.64
---------------------------------------------------------------------------------------------------
12/31/97                  19.14       22.17        0.29          1.25           0.00      24.55
---------------------------------------------------------------------------------------------------
12/31/96++                17.40       19.14        0.12          0.47           0.00      13.57+
---------------------------------------------------------------------------------------------------
7/31/96                   16.33       17.40        0.29          0.91           0.00      14.21
---------------------------------------------------------------------------------------------------
7/31/95                   15.69       16.33        0.34          0.14           0.72      12.36
---------------------------------------------------------------------------------------------------
7/31/94                   15.65       15.69        0.49          0.52           0.20       8.12
---------------------------------------------------------------------------------------------------
7/31/93                   15.21       15.65        0.19          0.63           0.44      11.68
---------------------------------------------------------------------------------------------------
7/31/92                   14.26       15.21        0.22          0.00           0.98      15.68
---------------------------------------------------------------------------------------------------
7/31/91                   13.30       14.26        0.24          0.00           0.96      17.53
---------------------------------------------------------------------------------------------------
7/31/90                   13.98       13.30        0.22          0.00           1.06       4.62
---------------------------------------------------------------------------------------------------
7/31/89                   12.90       13.98        0.89          0.26           0.33      21.49
===================================================================================================
   Total                                          $3.66         $6.23          $4.69
===================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                        ---------------------
                        Beginning      End       Income     Capital Gain      Return       Total
Period Ended            of Period   of Period   Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
6/30/99                  $21.29      $21.61       $0.11         $0.16          $0.00       2.82%+
---------------------------------------------------------------------------------------------------
Inception* -- 12/31/98    23.06       21.29        0.00          1.82           0.00       0.36+
===================================================================================================
   Total                                          $0.11         $1.98          $0.00
===================================================================================================


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class O Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                        ---------------------
                        Beginning      End       Income     Capital Gain      Return       Total
Period Ended            of Period   of Period   Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
6/30/99                  $21.28      $21.60       $0.14         $0.16          $0.00       2.98%+
---------------------------------------------------------------------------------------------------
12/31/98                  22.18       21.28        0.23          1.89           0.00       5.69
---------------------------------------------------------------------------------------------------
12/31/97                  19.15       22.18        0.30          1.25           0.00      24.60
---------------------------------------------------------------------------------------------------
12/31/96++                17.41       19.15        0.12          0.47           0.00      13.58+
---------------------------------------------------------------------------------------------------
7/31/96                   16.33       17.41        0.29          0.91           0.00      14.30
---------------------------------------------------------------------------------------------------
7/31/95                   15.69       16.33        0.35          0.14           0.71      12.36
---------------------------------------------------------------------------------------------------
7/31/94                   15.65       15.69        0.49          0.52           0.20       8.12
---------------------------------------------------------------------------------------------------
Inception* -- 7/31/93     15.45       15.65        0.04          0.09           0.07       2.60+
===================================================================================================
   Total                                          $1.96         $5.43          $0.98
===================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                           Net Asset Value
                        ---------------------
                        Beginning      End       Income     Capital Gain      Return       Total
Period Ended            of Period   of Period   Dividends   Distributions   of Capital   Returns(1)
===================================================================================================
6/30/99                  $21.49      $21.81       $0.23         $0.16          $0.00       3.36%+
---------------------------------------------------------------------------------------------------
12/31/98                  22.24       21.49        0.27          1.89           0.00       6.56
---------------------------------------------------------------------------------------------------
12/31/97                  19.17       22.24        0.44          1.25           0.00      25.61
---------------------------------------------------------------------------------------------------
12/31/96++                17.42       19.17        0.18          0.47           0.00      13.95+
---------------------------------------------------------------------------------------------------
Inception* -- 7/31/96     17.57       17.42        0.21          0.46           0.00       2.93+
===================================================================================================
   Total                                          $1.33         $4.23          $0.00
===================================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         7

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                           Without Sales Charge(1)
                               -------------------------------------------------
                               Class A    Class B   Class L   Class O   Class Y
================================================================================
Six Months Ended 6/30/99+        3.20%      2.96%     2.82%     2.98%     3.36%
--------------------------------------------------------------------------------
Year Ended 6/30/99               2.04       1.53      1.26      1.59      2.38
--------------------------------------------------------------------------------
Five Years Ended 6/30/99        15.66      15.09       N/A     15.13       N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99           N/A      13.46       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 6/30/99      14.25      13.32      3.06     13.80     15.33
================================================================================

                                             With Sales Charge(2)
                               -------------------------------------------------
                               Class A    Class B   Class L   Class O   Class Y
================================================================================
Six Months Ended 6/30/99+       (1.98)%    (2.04)%    0.77%     1.98%     3.36%
--------------------------------------------------------------------------------
Year Ended 6/30/99              (3.08)     (3.15)    (0.67)     0.65      2.38
--------------------------------------------------------------------------------
Five Years Ended 6/30/99        14.48      14.98       N/A     15.13       N/A
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99           N/A      13.46       N/A       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 6/30/99      13.37      13.32      2.08     13.80     15.33
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 6/30/99)                             142.48%
--------------------------------------------------------------------------------
Class B (6/30/89 through 6/30/99)                                253.68
--------------------------------------------------------------------------------
Class L (Inception* through 6/30/99)                               3.19
--------------------------------------------------------------------------------
Class 0 (Inception* through 6/30/99)                             119.46
--------------------------------------------------------------------------------
Class Y (Inception* through 6/30/99)                              62.26
================================================================================

(1) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B, L and O shares.

(2) Assumes reinvestment of all dividend and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC occurs. Class L and O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

++ For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year end of the Fund.

+ Total return is not annualized, as it may not be representative of the total return for the year.

* Inception dates for Class A, B, L, O and Y shares are November 6, 1992, September 16, 1985, June 15, 1998, June 1, 1993 and February 7, 1996,
      respectively.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class B Shares of the
Smith Barney Premium Total Return Fund vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------

                                  [LINE CHART]

                              June 1989--June 1999

                      Smith Barney
                      Premium Total Return Fund      S&P 500

 6/89                 10,000                         10,000
12/89                 10,429                         11,297
12/90                 10,745                         10,946
12/91                 13,848                         14,274
12/92                 15,593                         15,361
12/93                 17,337                         16,905
12/94                 17,843                         17,128
12/95                 21,739                         23,556
12/96                 26,107                         27,152
12/97                 32,028                         36,210
12/98                 34,351                         46,616
 6/99                 35,368                         52,330

+ Hypothetical illustration of $10,000 invested in Class B shares on June 30, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1999, compared to the Standard & Poor's 500 Index. The index is composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

                                  [BAR CHART]

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

Financial Services                                                         26.0%
Communications                                                             14.6%
Consumer Non-Cyclicals                                                     11.4%
Consumer Cyclicals                                                          7.6%
Energy                                                                      5.4%
Healthcare                                                                 10.6%
Transportation                                                              1.2%
Capital Goods                                                               0.7%
Real Estate Investment Trusts                                               4.7%
Consumer Services                                                           5.6%
Technology                                                                  6.9%
Utilities                                                                   5.3%

*     As a percentage of total common stock.

                                  [PIE CHART]

Investment Breakdown
--------------------------------------------------------------------------------

Perferred Stock                                                             0.5%
Corporate Bonds                                                            14.4%
Purchased Options                                                           1.2%
Repurchase Agreements                                                       9.0%
Common Stock                                                               53.2%
U.S. Treasury Obligations                                                   9.2%
Asset-Backed Securities                                                     3.6%
Convertible Bonds                                                           5.2%
Convertible Preferred Stock                                                 3.7%


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                         9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 1999
--------------------------------------------------------------------------------

       SHARES                                  SECURITY                                             VALUE
=============================================================================================================
COMMON STOCK -- 53.2%
Capital Goods -- 0.4%
            100,000       Raytheon Co., Class B Shares                                         $    7,037,500
            100,000       W.W. Grainger, Inc.                                                       5,381,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   12,418,750
-------------------------------------------------------------------------------------------------------------

Communications -- 7.8%
             29,827       AT&T Corp.                                                                1,664,719
            130,000       Frontier Corp.                                                            7,670,000
            440,000       GTE Corp.                                                                33,330,000
            100,000       General Motors Corp., Class H Shares(a)                                   5,625,000
          1,200,000       MCI Worldcom, Inc.(b)(c)                                                103,500,000
            150,000       Omnipoint Corp.(a)(b)                                                     4,340,625
            220,000       PanAmSat Corp.(a)(b)                                                      8,566,250
            185,000       Rogers Cantel Mobile Communications Inc., Class B Shares(b)               3,040,938
            265,000       SBC Communications Inc.(a)                                               15,370,000
             15,000       SCI Systems, Inc.(a)(b)                                                     712,500
          1,500,000       Tele Danmark A/S, ADR                                                    38,625,000
            400,000       Telephone & Data Systems, Inc.                                           29,225,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  251,670,032
-------------------------------------------------------------------------------------------------------------

Consumer Cyclicals -- 3.8%
            200,000       Costco Cos., Inc.(b)                                                     16,012,500
             69,893       Delphi Automotive Systems                                                 1,297,389
          1,000,000       Federated Department Stores, Inc.(a)(b)                                  52,937,500
            100,000       General Motors Corp.(a)                                                   6,600,000
            450,000       Hasbro, Inc.                                                             12,571,875
             80,000       Payless Shoesource, Inc.(b)                                               4,280,000
            500,000       Waste Management, Inc.(d)                                                26,875,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  120,574,264
-------------------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 6.4%
            180,000       AT&T Corp. - Liberty Media, Class A Shares(b)                             6,615,000
            300,000       Alberto-Culver Co., Class A Shares                                        6,843,750
            250,000       Fortune Brands, Inc.                                                     10,343,750
             70,000       Hearst-Argyle Television, Inc.(b)                                         1,680,000
          1,000,000       Loews Corp.                                                              79,125,000
            250,000       Nabisco Group Holdings Corp.                                              4,890,625
            360,000       Nestle SA, ADR                                                           32,850,000
            401,000       Philip Morris Cos. Inc.                                                  16,115,188
            225,000       Premark International, Inc.                                               8,437,500
            200,033       RJ Reynolds Tobacco Holdings, Inc.(b)                                     6,301,040
            170,000       The News Corp Ltd, ADR                                                    5,365,625
            135,000       Sinclair Broadcast Group, Inc.(a)(b)                                      2,210,625
            600,000       UST Inc.                                                                 17,550,000
            200,000       Viacom Inc., Class B Shares(b)                                            8,800,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  207,128,103
-------------------------------------------------------------------------------------------------------------

Consumer Services -- 3.0%
            275,000       Bowne & Co., Inc.                                                         3,575,000
            300,000       Deluxe Corp.                                                             11,681,250
            740,000       Dun & Bradstreet Corp.(a)                                                26,223,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

       SHARES                                  SECURITY                                             VALUE
=============================================================================================================
Consumer Services -- 3.0% (continued)
            589,200       H & R Block, Inc.                                                    $   29,460,000
            800,000       Viad Corp.                                                               24,750,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   95,690,000
-------------------------------------------------------------------------------------------------------------

Energy -- 2.5%
            450,000       Elf Aquitaine SA, ADR                                                    33,103,125
            750,000       Hugoton Royalty Trust                                                     7,640,625
             50,000       Mobil Corp.                                                               4,950,000
            175,000       PennzEnergy Co.                                                           2,920,313
            150,000       Pennzoil-Quaker State Co.                                                 2,250,000
            700,000       Tosco Corp.                                                              18,156,250
            150,000       Total Fina SA, ADR                                                        9,665,625
            150,000       Ultramar Diamond Shamrock Corp.                                           3,271,875
-------------------------------------------------------------------------------------------------------------
                                                                                                   81,957,813
-------------------------------------------------------------------------------------------------------------

Financials -- 13.8%
          1,500,000       Ace Ltd.                                                                 42,375,000
            646,000       Allmerica Financial Corp.                                                39,284,875
            200,000       Allstate Corp.                                                            7,175,000
            131,136       American International Group, Inc.                                       15,351,108
            300,000       Aon Corp.                                                                12,375,021
            100,000       The Bank of New York Co., Inc.(a)                                         3,668,750
            250,000       CIGNA Corp.                                                              22,250,000
            320,000       Everest Reinsurance Holdings, Inc.                                       10,440,000
            176,800       FBR Asset Investment Corp.(b)                                             2,386,800
            100,000       Financial Security Assurance Holdings Ltd.                                5,200,000
            450,000       Freddie Mac                                                              26,100,000
            800,000       Golden State Bancorp Inc.(a)(b)                                          17,600,000
            143,700       JSB Financial, Inc.                                                       7,310,738
            400,000       Morgan Stanley Dean Witter & Co.                                         41,000,000
            150,000       Partnerre Ltd.                                                            5,606,250
            187,500       Republic New York Corp.                                                  12,785,156
          2,608,000       SLM Holding Corp.                                                       119,479,000
            300,000       TransAtlantic Holdings, Inc.(a)                                          22,481,250
            600,000       XL Capital Ltd., Class A Shares                                          33,900,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  446,768,948
-------------------------------------------------------------------------------------------------------------

Healthcare -- 5.6%
            125,000       Abbott Laboratories                                                       5,687,500
          1,500,000       Bristol-Myers Squibb Co.(c)                                             105,656,250
            250,000       Merck & Co., Inc.                                                        18,500,000
            208,200       Pharmacia & Upjohn, Inc.                                                 11,828,363
            750,000       Schering-Plough Corp.                                                    39,750,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  181,422,113
-------------------------------------------------------------------------------------------------------------

Real Estate Investment Trusts -- 2.5%
            112,600       Anthracite Capital, Inc.                                                    738,938
            125,000       Apartment Investment & Management Co., Class A Shares                     5,343,750
            200,000       Avalon Bay Communities, Inc.(a)                                           7,400,000
            440,000       Captec Net Lease Realty, Inc.                                             5,967,500
            154,800       Charles E. Smith Residential Realty, Inc.                                 5,253,525
            150,000       Equity Office Properties                                                  3,843,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        11

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

       SHARES                                  SECURITY                                             VALUE
=============================================================================================================
Real Estate Investment Trusts -- 2.5% (continued)
             50,000       Equity Residential Properties Trust                                  $    2,253,125
            100,000       Glenborough Realty Trust Inc.                                             1,750,000
             75,000       Highwoods Properties, Inc.                                                2,057,813
            400,000       Host Marriott Corp.                                                       4,750,000
            100,000       JDN Realty Corp.                                                          2,237,500
            100,000       Kimco Realty Corp.(a)                                                     3,912,500
             35,000       Manufactured Home Communities, Inc.                                         910,000
             75,000       Mid-Atlantic Realty Trust                                                   834,375
             70,000       Mills Corp.                                                               1,518,125
             50,000       Simon Property Group, Inc.                                                1,268,750
             50,000       Spieker Properties, Inc.                                                  1,943,750
            950,000       Trizec, Hahn Corp.                                                       19,356,250
            400,000       Walden Residential Properties, Inc.                                       9,800,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   81,139,651
-------------------------------------------------------------------------------------------------------------

Technology -- 3.7%
             43,500       ADC Telecommunications, Inc.(b)                                           1,981,969
             80,000       Amdocs Ltd.(b)                                                            1,820,000
             31,000       America Online, Inc.(b)                                                   3,425,500
             38,500       Applied Micro Circuits Corp.(b)                                           3,166,625
             16,000       ASM Lithography Holdings NV(b)                                              950,000
            133,200       Cisco Systems, Inc.(b)                                                    8,591,400
             15,400       CMGI Inc.(a)(b)                                                           1,756,563
             43,000       Compaq Computer Corp.                                                     1,018,563
             38,500       Compuware Corp.(b)                                                        1,224,781
             30,500       Comverse Technology, Inc.(b)                                              2,302,750
             21,500       Concord Communications, Inc.(b)                                             967,500
             73,000       Corning Inc.                                                              5,119,125
             46,500       Dell Computer Corp.(b)                                                    1,720,500
             38,000       Electronic Data Systems Corp.                                             2,149,375
             74,000       EMC Corp.(b)                                                              4,070,000
            200,000       First Data Corp.                                                          9,787,500
             51,500       Hewlett-Packard Co.                                                       5,175,750
             40,000       Intel Corp.                                                               2,380,000
             60,000       International Business Machines Corp.                                     7,755,000
             33,000       Lattice Semiconductor Corp.(b)                                            2,054,250
             35,000       Legato Systems, Inc.(b)                                                   2,021,250
            128,000       Microsoft Corp.(b)                                                       11,544,000
             26,000       Micron Technology, Inc.                                                   1,048,125
             45,000       Motorola, Inc.                                                            4,263,750
             13,000       Nokia Corp., ADR                                                          1,190,313
             28,000       Nortel Networks Corp.(a)                                                  2,430,750
             61,000       Oak Industries Inc.                                                       2,664,938
            193,000       S3 Inc.(b)                                                                1,755,094
             23,000       Sanmina Corp.(a)(b)                                                       1,745,125
             61,000       Seagate Technology, Inc.(b)                                               1,563,125
             50,000       ShowCase Corp.(b)                                                           431,250
             39,000       Siebel Systems, Inc.(a)(b)                                                2,588,625
             50,000       Solectron Corp.(a)(b)                                                     3,334,375
             32,000       Sun Microsystems, Inc.(a)(b)                                              2,204,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

       SHARES                                  SECURITY                                             VALUE
=============================================================================================================
Technology -- 3.7% (continued)
             34,000       Tellabs, Inc.(b)                                                     $    2,297,125
             13,000       Teradyne, Inc.(b)                                                           932,750
             23,000       Texas Instruments Inc.                                                    3,335,000
             55,500       TranSwitch Corp.(b)                                                       2,629,306
             51,000       Visual Networks, Inc.(b)                                                  1,632,000
             42,000       Xilinx, Inc.(b)                                                           2,404,500
-------------------------------------------------------------------------------------------------------------
                                                                                                  119,432,552
-------------------------------------------------------------------------------------------------------------

Transportation -- 0.6%
            850,000       Canadian Pacific Ltd.                                                    20,240,625
-------------------------------------------------------------------------------------------------------------

Utilities -- 3.1%
            750,000       Azurix Corp.(a)(b)                                                       15,000,000
            170,000       CMS Energy Corp.                                                          7,118,750
            180,000       Columbia Energy Group                                                    11,283,750
            700,000       Entergy Corp.                                                            21,875,000
            750,000       FirstEnergy Corp.                                                        23,250,000
            215,000       KN Energy, Inc.                                                           5,563,125
            250,000       Pinnacle West Capital Corp.                                              10,062,500
            340,000       Public Service Company of New Mexico                                      6,757,500
-------------------------------------------------------------------------------------------------------------
                                                                                                  100,910,625
-------------------------------------------------------------------------------------------------------------

                          TOTAL COMMON STOCK
                          (Cost -- $1,041,848,351)                                              1,719,353,476
=============================================================================================================

CONVERTIBLE PREFERRED STOCK -- 3.7%

Capital Goods -- 0.2%
            200,000       Ingersoll-Rand Co., 6.750%                                                6,000,000
-------------------------------------------------------------------------------------------------------------

Basic Materials -- 0.4%
            246,000       Crown Cork & Seal, 4.500% due 2/26/00                                     6,595,875
            100,000       International Paper Capital Trust, 5.250% due 7/20/25                     5,275,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   11,870,875
-------------------------------------------------------------------------------------------------------------

Financials -- 0.5%
              4,000       Altiva Financial Corp., Series A, due 6/18/00(b)                          1,080,004
             50,000       American General Delaware L.L.C., Series A, 6.000% due 5/31/25            4,675,000
            990,800       Local Financial Corp.(b)(d)                                               9,908,000
             25,000       Morgan Stanley Dean Witter & Co., Series AMAT, 6.000% due 5/15/00         1,337,500
-------------------------------------------------------------------------------------------------------------
                                                                                                   17,000,504
-------------------------------------------------------------------------------------------------------------

Consumer Cyclicals -- 0.1%
             50,000       Wendy's Financing, Series A, 5.000% due 9/15/26                           3,025,000
----------------------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 0.3%
            125,000       Ralston Purina Co., 7.000% due 8/1/00                                     5,812,500
             50,000       Seagram Co. Ltd, 7.500% due 6/21/02                                       2,496,875
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,309,375
-------------------------------------------------------------------------------------------------------------

Energy -- 1.0%
             50,000       Apache Corp., 6.500% due 5/15/02                                          1,850,000
             50,000       Pogo Trust, Series A, 6.500% due 6/1/29                                   2,540,500
          1,000,000       Tesoro Petroleum Corp., 7.250% due 7/1/01                                15,750,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        13

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

       SHARES                                  SECURITY                                             VALUE
=============================================================================================================
Energy -- 1.0% (continued)
            100,000       Tosco Financial Trust, 5.750% due 12/15/16                              $ 4,875,000
            150,000       Unocal Capital Trust, 6.250%                                              8,400,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   33,415,500
-------------------------------------------------------------------------------------------------------------

Real Estate Investment Trusts -- 1.0%
            350,000       General Growth Properties 7.250% due 7/15/08                              8,400,000
            200,000       First Washington Realty Inc., Series A, Exchange 9.750%                   5,912,500
            600,000       SL Green Realty Corp., 8.000% due 4/15/08                                13,612,500
            100,000       Vornado Realty Trust, Series A, 6.500%                                    5,050,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   32,975,000
-------------------------------------------------------------------------------------------------------------

Technology -- 0.2%
            125,000       Amdocs, Ltd. 6.750%                                                       2,781,250
            317,792       Goldman Sachs Group Inc., Series SIII, 6.000% due 6/2/00                  2,774,324
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,555,574
-------------------------------------------------------------------------------------------------------------

Transportation -- 0.0%
             23,000       Canadian National Railway Co., 5.250% due 6/30/29                         1,230,500
-------------------------------------------------------------------------------------------------------------

                          TOTAL CONVERTIBLE PREFERRED STOCK
                          (Cost -- $124,248,852)                                                  119,382,328
=============================================================================================================

PREFERRED STOCK -- 0.5%

Real Estate Investment Trusts -- 0.5%
            135,500       Crown American Realty Trust, Series A, Exchange 11.000%                   6,385,438
            243,000       Prime Retail Inc., Series A, Exchange 10.500%                             4,814,438
            200,000       Walden Residential Property, Units, 9.200%                                4,325,000
-------------------------------------------------------------------------------------------------------------

                          TOTAL PREFERRED STOCK
                          (Cost -- $17,777,750)                                                    15,524,876
=============================================================================================================

        FACE
       AMOUNT                                  SECURITY                                             VALUE
=============================================================================================================
U.S. TREASURY OBLIGATIONS(e) -- 9.2%

$150,000,000              US Treasury Bill, 4.00% due 9/23/99                                     148,393,500
 150,000,000              US Treasury Bill, 4.05% due 9/9/99                                      148,669,500
-------------------------------------------------------------------------------------------------------------

                          TOTAL U.S. TREASURY OBLIGATIONS
                          (Cost -- $297,072,250)                                                  297,063,000
=============================================================================================================

        FACE
       AMOUNT    RATING++                      SECURITY                                             VALUE
=============================================================================================================
CORPORATE BONDS -- 14.4%

Basic Materials -- 1.4%
  10,000,000     Ba2*     AK Steel Corp., Sr. Notes, 7.875% due 2/15/09(d)                          9,700,000
   6,000,000     A+       Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125% due 7/1/09(d)             6,030,000
   4,000,000     A-       ICI Wilmington, Company Gtd., 6.750% due 9/15/02                          4,000,000
  10,000,000     BB       Lyondell Chemical, Secured, 9.875% due 5/1/07(d)                         10,200,000
   5,500,000     BBB+     Nova Chemicals, Notes, 6.500% due 9/22/00                                 5,472,500
   5,000,000     B2*      Polymer Group Inc., Company Gtd., 9.000% due 7/1/07                       4,900,000
   6,000,000     B        ZSC Specialty Chemicals, Sr. Notes, 11.000% due 7/1/09(d)                 6,060,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   46,362,500
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                      1999 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

        FACE
       AMOUNT    RATING++                      SECURITY                                             VALUE
=============================================================================================================
Capital Goods -- 0.9%
$  5,000,000     BB-      American Standard, Inc., Company Gtd, 8.250% due 6/1/09                 $ 4,875,000
  10,000,000     B1*      BE Aerospace, Sr. Sub. Notes, 9.500% due 11/1/08                         10,125,000
   5,000,000     BBB+     Lockheed Martin Corp., Company Gtd., 6.850% due 5/15/01                   5,037,500
   5,000,000     B+       Nortek Inc., Sr. Notes, 8.875% due 8/1/08(d)                              5,137,500
   5,000,000     Baa1*    Raytheon Co., Notes, 6.450% due 8/15/02(a)                                5,000,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   30,175,000
-------------------------------------------------------------------------------------------------------------

Communications -- 1.7%
  10,000,000     B1*      Adelphia Communications, Sr. Notes, 7.875% due 5/1/09                     9,300,000
  10,000,000     B+       Charter Comm. Hldgs. LLC, Sr. Disc. Notes, 9.920% due 4/1/11(d)           6,225,000
   6,000,000     B1*      Energis PLC, Sr. Unsubordinated Note, 9.750% due 6/15/09(d)               6,015,000
   5,500,000     A-       MCI Worldcom Inc., Notes, 6.125% due 4/15/12                              5,445,000
  11,750,000     B2*      Nextel Communications, Sr. Disc. Notes,
                             0.000% until 9/15/02 thereafter 10.050% due 9/15/02                    8,606,875
  15,000,000     B-       NTL Inc., Sr. Notes, zero coupon until 4/1/03 thereafter
                             9.750% due 4/1/03                                                     10,293,750
   5,000,000     BB-      Orange PLC, 8.750% due 6/1/06                                             5,000,000
   3,000,000     B+       Telewest Communications, Debentures, zero coupon
                             until 10/1/00 thereafter 11.000% due 10/1/00                           2,677,500
-------------------------------------------------------------------------------------------------------------
                                                                                                   53,563,125
-------------------------------------------------------------------------------------------------------------

Consumer Cyclicals -- 3.4%
   4,000,000     Ba*      American Axle & Manufacturing Inc., Company Gtd., 9.750% due 3/1/09       4,010,000
  10,000,000     BB+      Federal Mogul Corp., Notes, 7.875% due 7/1/10                             9,400,000
   2,500,000     BBB+     Hertz Corp., Jr. Sub. Notes, 6.625% due 7/15/00                           2,515,625
  12,500,000     BB       HMH Properties, Company Gtd., 7.875% due 8/1/08                          11,500,000
   9,000,000     A2*      J.L. French Auto Casting, Sr. Sub. Notes, 11.500% due 6/1/09(a)(d)        9,112,500
  15,000,000     BB+      Lear Corp, Sr. Notes, 8.110% due 5/15/09(d)                              14,362,500
   7,050,000     Ba2*     Navistar International, Sr. Sub. Notes, 8.000% due 2/1/08                 7,314,375
   7,500,000     B+       Safety-Kleen Corp., Sr. Notes, 9.250% due 5/15/09(d)                      7,575,000
   5,000,000     A2*      Sears Roebuck, Notes, 6.950% due 5/15/02                                  5,075,000
  20,000,000     NR       Starwood Hotels & Resorts Worldwide, 8.675% due 2/23/03                  20,037,500
   5,000,000     A-       TJX Cos. Inc., Notes, 6.625% due 6/15/00                                  5,004,285
     500,000     Baa*     TRW Inc., Notes, 6.450% due 6/15/01(d)                                      500,000
   5,000,000     BBB+     Waste Management Inc., Sr. Notes, 6.000% due 5/15/01                      4,976,000
   3,000,000     BB       Westpoint Steven, Inc., Sr. Notes, 7.875% due 6/15/05                     2,940,000
   7,000,000     BB       Westpoint Steven, Inc., Sr. Notes, 7.875% due 6/15/08                     6,790,000
-------------------------------------------------------------------------------------------------------------
                                                                                                  111,112,785
-------------------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 2.2%
  10,000,000     B1*      Aztar Corp., Sr. Notes, 8.875% due 5/15/07(d)                             9,600,000
   5,635,000     BBB-     Comcast Corp., Sr. Sub. Notes, 9.375% due 5/15/05                         6,050,581
   4,500,000     BBB+     Conagra Inc., Sr. Notes, 5.500% due 10/15/02                              4,353,750
   3,260,000     B2*      Dade International Inc., Sr. Sub. Notes, 11.125% due 5/1/06               3,533,025
   5,000,000     BB+      Harrahs Operation Co. Inc., Company Gtd., 7.875% due 12/15/05             4,850,000
   5,000,000     B+       Horseshoe Gaming Holdings, Sr. Sub. Notes, 8.625% due 5/15/09(d)          4,850,000
   5,650,000     BB+      Keebler Corp., Sr. Sub. Notes, 10.750% due 7/1/06                         6,130,250
   6,000,000     B+       Mail-Well I Corp, Company Gtd., 8.75% due 12/15/08                        5,850,000
   5,000,000     BB+      Park Place Entertainment, Sr. Sub. Notes, 7.875% due 12/15/05             4,762,500
   6,000,000     B        Revlon Consumer Products, Sr. Notes, 9.000% due 11/1/06                   6,000,000
   6,000,000     BB+      Rogers Cable System, Sr. Notes, 10.000% due 3/15/05                       6,480,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        15

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

        FACE
       AMOUNT    RATING++                      SECURITY                                             VALUE
=============================================================================================================
Consumer Non-Cyclicals -- 2.2% (continued)
$  5,000,000     BBB      Safeway Inc., Notes, 5.875% due 11/15/01                                $ 4,950,000
   4,000,000     BBB      Time Warner Inc., Pass thru Security, 6.100% due 12/30/01(d)              3,975,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   71,385,106
-------------------------------------------------------------------------------------------------------------

Consumer Services -- 0.4%
   4,585,000     Baa1*    Cendant Corp., Notes, 7.500% due 12/1/00                                  4,625,119
   6,000,000     BB-      Hollinger International Publishing Inc., Company Gtd., 9.250% due 2/1/06  6,135,000
   3,000,000     B-       Pierce Leahy Corp., Sr. Sub. Notes, 11.125% due 7/15/06                   3,300,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,060,119
-------------------------------------------------------------------------------------------------------------

Energy -- 1.1%
   3,050,000     BB+      Gulf Canada Resources, Sr. Notes, 8.375% due 11/15/05                     3,034,750
   9,000,000     BB-      Ocean Energy, Inc., Company Gtd., 9.750% due 10/1/06                      9,281,250
   5,000,000     A1*      Kansas City Power & Light, First Mortgage, 6.400% due 3/2/01              5,025,000
   2,000,000     B        Lomak Petroleum, Company Gtd., 8.750% due 1/15/07                         1,810,000
   2,500,000     B        Magnum Hunter, Company Gtd., 10.000% due 6/1/07                           2,250,000
   5,750,000     Baa1*    Noram Energy Corp, Notes, 7.500% due 8/1/00                               5,814,688
   5,000,000     A-       Penn Power & Light Resources, Inc., First Mortgage, 6.000% due 6/1/00     5,000,000
   3,500,000     BB-      Western Gas Resources, Subordinate Notes, 10.000% due 6/15/09(d)          3,561,250
-------------------------------------------------------------------------------------------------------------
                                                                                                   35,776,938
-------------------------------------------------------------------------------------------------------------

Financials -- 2.3%
   5,500,000     A        Aetna Services, Inc., Company Gtd., 6.750% due 8/15/01                    5,520,625
   4,500,000     B2*      BankUnited Capital Trust, Company Gtd., 10.250% due 12/31/26              4,286,250
   4,550,000     A-       BHP Finance, 5.625% due 11/1/00                                           4,504,500
     500,000     BBB      Capital One Bank, Sr. Notes, 6.150% due 6/1/01                              494,375
   5,000,000     Aa3*     CIT Group Holding, Inc., Sr. Notes, 6.500% due 6/14/02                    5,012,500
   5,300,000     BBB+     Comdisco Inc., Notes, 6.130 % due 4/1/04                                  5,280,125
   5,000,000     BBB      Conseco Inc., Sr. Notes, 7.600% due 6/21/01                               5,012,500
   4,985,000     B-       Contifinancial Corp., Sr. Notes, 7.500% due 3/15/02                       4,137,550
   1,000,000     B-       Contifinancial Corp., Sr. Notes, 8.125% due 3/15/02                         830,000
   1,450,000     B-       Contifinancial Corp., Sr. Notes, 8.375% due 8/15/03                       1,203,500
   3,000,000     A-       Donaldson Lufkin Jenrette, Sr. Notes, 5.875% due 4/1/02                   2,947,500
   5,000,000     A1*      Finova Capital Corp, Notes, 6.500% due 7/28/02                            5,000,000
   5,000,000     BBB+     Gatx Capital Corp., Notes, 6.500% due 11/1/00                             5,011,250
   4,000,000     NR       Hawthorne Financial Corp., Sr. Notes, 12.500% due 12/31/04                3,845,000
   5,500,000     BBB+     IOS Capital Inc., Notes, 6.730% due 6/15/01                               5,431,250
   5,000,000     A        Lehman Brothers Holdings, Notes, 6.750% due 9/24/01                       4,981,250
   5,500,000     A2*      Mercantile BanCorp, Sr. Notes, 6.800% due 6/15/01                         5,548,125
   2,000,000     A-       US West Capital Funding Inc., Company Gtd., 6.125% due 7/15/02            1,982,500
   3,000,000     NR       Wilshire Financial Services, Notes, 13.000% due 1/1/04                      915,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   71,943,800
-------------------------------------------------------------------------------------------------------------

Healthcare -- 0.3%
   3,040,000     B        Fresenius Medical Capital Trust I, Company Gtd., 9.000% due 12/1/06       3,009,600
   5,660,000     B1*      Fresenius Medical Capital Trust II, Company Gtd, 7.875% due 2/1/08        5,263,800
-------------------------------------------------------------------------------------------------------------
                                                                                                    8,273,400
-------------------------------------------------------------------------------------------------------------

Technology -- 0.2%
   5,000,000     Ba1*     Unisys Corp., Sr. Notes, 12.000% due 4/15/03                              5,462,500
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                      1999 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

        FACE
       AMOUNT    RATING++                      SECURITY                                             VALUE
=============================================================================================================
Transportation -- 0.3%
$  5,000,000     BBB+     Norfolk Southern Corp., Notes, 6.700% due 5/1/00                        $ 5,037,500
   4,500,000     BBB-     Union Pacific Corp., Notes, 5.780% due 10/15/01                           4,421,250
-------------------------------------------------------------------------------------------------------------
                                                                                                    9,458,750
-------------------------------------------------------------------------------------------------------------

Utilities -- 0.2%
                          Columbia Energy Group, Notes;
     774,000     A3*         6.390% due 11/28/00                                                      776,901
     771,000     A3*         6.610% due 11/28/02                                                      768,109
   5,000,000     Baa2*    KN Energy Inc., Sr. Notes, 6.450% due 11/30/01                            4,931,250
-------------------------------------------------------------------------------------------------------------
                                                                                                    6,476,260
-------------------------------------------------------------------------------------------------------------

                          TOTAL CORPORATE BONDS
                          (Cost -- $473,401,005)                                                  464,050,283
=============================================================================================================

CONVERTIBLE BONDS -- 5.2%

Basic Materials -- 0.1%
   2,500,000     BB+      INCO Ltd., 5.750% due 7/1/04                                              2,303,125
-------------------------------------------------------------------------------------------------------------

Capital Goods -- 0.1%
   2,500,000     Ba2*     Mark IV Industries, 4.750% due 11/1/04                                    2,240,625
   3,000,000     B-       Integrated Process Equipment, 6.250% due 9/15/04                          2,295,000
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,535,625
-------------------------------------------------------------------------------------------------------------

Communications -- 1.2%
  25,000,000     NR       Aspect Telecommunications, zero coupon due 8/10/18(a)                     5,468,750
  10,000,000     A+       Bell Atlantic, 5.750% due 4/1/03(d)                                      10,306,000
   7,500,000     A+       Bell Atlantic, 4.250% due 9/15/05(d)                                      7,678,500
  10,000,000     A1*      DSC Communications Corp., 7.000% due 8/1/04                              10,350,000
   5,000,000     BB-      Rogers Communications Inc., 2.000% due 11/26/05                           3,875,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   37,678,250
-------------------------------------------------------------------------------------------------------------

Consumer Non-Cyclicals -- 0.4%
  10,000,000     Baa2*    Rite Aid Corp.,5.250% due 9/15/04                                        10,031,250
  25,000,000     Caa2*    Sunbeam Corp., zero coupon due 3/25/18(d)                                 4,187,500
-------------------------------------------------------------------------------------------------------------
                                                                                                   14,218,750
-------------------------------------------------------------------------------------------------------------

Consumer Services -- 0.1%
   2,500,000     NR       Interpublic Group, 1.870% due 6/1/06                                      2,281,250
-------------------------------------------------------------------------------------------------------------

Energy -- 0.9%
   5,000,000     A1*      Diamond Offshore, 3.750% due 2/15/07                                      4,956,250
   5,000,000     Baa2*    Kerr-Mcgee Corp., 7.500% due 5/15/14                                      4,987,500
  15,000,000     B3*      PennZenergy Co., 4.900% due 8/15/08                                      15,468,750
   5,000,000     B+       Pogo Producing Co., 5.500% due 6/15/06                                    4,125,000
-------------------------------------------------------------------------------------------------------------
                                                                                                   29,537,500
-------------------------------------------------------------------------------------------------------------

Healthcare -- 0.6%
   2,500,000     B        Alpharma Inc., 3.000% due 6/1/06(d)                                       3,112,500
   2,500,000     B+       Centocor Inc., 4.750% due 2/15/05                                         2,837,500
   5,000,000     BBB-     HealthSouth Corp., 3.250% due 4/1/03                                      4,212,500
  10,000,000     CCC+     Sepracor Inc., 7.000% due 12/15/05(d)                                     9,862,500
-------------------------------------------------------------------------------------------------------------
                                                                                                   20,025,000
-------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        17

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

        FACE
       AMOUNT    RATING++                      SECURITY                                             VALUE
=============================================================================================================
Technology -- 1.8%
$  3,500,000     NR       Arbor Software, 4.500% due 3/15/05                                      $ 2,454,375
   2,000,000     BB-      Adaptec Inc, 4.750% due 2/1/04                                            1,912,500
   1,500,000     NR       Conexant Systems, 4.250% due 5/1/06(d)                                    2,137,500
   2,500,000     B        Cypress Semiconductor, 6.000% due 10/1/02                                 2,421,875
  20,000,000     B        Micron Technology Inc., 7.000% due 7/1/04                                20,275,000
  35,000,000     NR       Network Associates, zero coupon due 2/13/18                              10,543,750
   1,000,000     B        Photonics Inc., 6.000% due 6/1/04                                         1,098,750
   5,000,000     B+       Quantum Corp., 7.000% due 8/1/04                                          4,775,000
   3,000,000     NR       Sanmina Corp., 4.250% 5/1/04(d)                                           3,363,750
  10,000,000     A-       Xerox Corp., 0.057% due 4/21/18(a)                                        6,400,000
   3,500,000     B-       Wind River System, 5.000% due 8/1/02                                      3,053,750
-------------------------------------------------------------------------------------------------------------
                                                                                                   58,436,250
-------------------------------------------------------------------------------------------------------------

                          TOTAL CONVERTIBLE BONDS
                          (Cost -- $165,450,570)                                                  169,015,750
=============================================================================================================

ASSET-BACKED SECURITIES -- 3.6%

   3,000,000     AA       Countrywide, Series 1999-2, Class MV1,
                             Floating Rate 5.537% due 5/25/29                                       2,994,168
   3,000,000     A        Countrywide, Series 1999-2, Class MV2,
                             Floating Rate 5.828% due 5/25/29                                       2,992,293
   3,000,000     BBB      Countrywide, Class 99-2BV, Floating Rate 7.528% due 5/25/29               2,990,418
   2,000,000     BBB      Contimortgage Home Equity Loan Trust, Series 1999-3, Class B,
                             Floating Rate 7.000% due 7/25/30                                       1,687,500
  10,000,000     NR       CMO FL GRST 99-A Cl A,144A, Floating Rate 6.120% due 5/25/29              9,966,490
   4,980,952     NR       Freddie Mac, Floating Rate 10.000% due 9/1/20                             5,399,092
  12,366,141     Aaa*     Merrill Lynch Mortgage Investors, Inc., Series 1995-2, Class A1,
                             Floating Rate 7.175% due 6/15/21                                      12,433,537
  14,703,000     NR       SB Mortgage Securities VII, Series 1999-AQ1, Class M3,
                             Floating Rate 7.913% due 4/25/29                                      14,679,005
  13,801,000     Aa2*     Saxon Asset Securities Trust, Series 1998-2, Class MV1,
                             Floating Rate 5.25% due 1/25/28                                       13,739,003
   5,000,000     Aa2*     Saxon Asset Securities Trust, Series 1998-3, Class MV1,
                             Floating Rate 5.542% due 4/25/28                                       5,002,344
   4,000,000     Aa2*     Saxon Asset Securities, Series 1992-2, Class MV1,
                             Floating Rate 5.350% due 4/25/29                                       3,995,000
  15,386,000     NR       Southern Pacific Fl, Series 996-C1, Class B,
                             Floating Rate 5.660% due 4/25/28                                      15,405,233
   5,000,000     NR       Southern Pacific Fl, Series 1996-C1, Class, 5.923% due 4/25/28            5,006,250
  10,000,000     AAA      Stanfield CLO Ltd., Series 1A, Class A1, 6.015% due 7/15/14              10,000,000
  10,000,000     A3*      Stanfield CLO Ltd., Series 1A, Class B1,
                             Floating Rate 6.865% due 7/15/14                                      10,000,000
-------------------------------------------------------------------------------------------------------------

                             TOTAL ASSET-BACKED SECURITIES
                             (Cost -- $116,412,294)                                               116,290,333
=============================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                   June 30, 1999
-------------------------------------------------------------------------------

      CONTRACTS                                SECURITY                                             VALUE
=============================================================================================================

PURCHASED OPTIONS -- 1.2%

       300                Bristol Myers Squibb Co. Put @ $60, Expire 12/99                       $   656,250
       200                MCI Worldcom, Inc. Put @ $90, Expire 7/99                                  975,000
       200                MCI Worldcom, Inc. Put @ $90, Expire 8/99                                1,350,000
       100                MCI Worldcom, Inc. Put @ $80, Expire 9/99                                  275,000
       200                MCI Worldcom, Inc. Put @ $75, Expire 12/99                                 775,000
       125                S & P 500 Index, Put @ $1,100, Expire 1/2000                             2,812,500
       125                S & P 500 Index, Put @ $1,050, Expire 3/2000                             3,132,812
       125                S & P 500 Index, Put @ $1,225, Expire 7/99                                 109,375
       100                S & P 500 Index, Put @ $1,100, Expire 9/99                                 462,500
        50                S & P 500 Index, Put @ $1,250, Expire 9/99                                 975,000
       100                S & P 500 Index, Put @ $1,100, Expire 12/99                              1,662,500
       500                S & P 500 Index, Call @ $1,050, Expire 3/2000                           18,709,375
       250                S & P 500 Index, Call @ $1,100, Expire 9/99                              7,000,000
-------------------------------------------------------------------------------------------------------------

                          TOTAL PURCHASED OPTIONS
                          (Cost -- $41,548,050)                                                   38,895,312
=============================================================================================================

        FACE
       AMOUNT                                  SECURITY                                             VALUE
=============================================================================================================
REPURCHASE AGREEMENTS -- 9.0%

$102,070,000              Goldman Sachs, 4.800% due 7/1/99;
                          Proceeds at maturity -- $102,083,609;
                          (Fully collateralized by U.S. Treasury Note, 6.125% due 8/15/07;
                          U.S. Treasury Note,5.250% due 5/15/04;
                          U.S. Treasury Note, 5.750% due 4/30/03;
                          U.S. Treasury Note, 5.500% due 2/28/03;
                          U.S. Treasury Note, 4.000% due 10/31/2000;
                          U.S. Treasury Bond, 8.750% due 5/15/17;
                          U.S. Treasury Bond, 7.250% due 5/15/16;
                          U.S. Treasury Bill due 3/2/2000;
                          Total market value -- $104,121,822)                                    102,070,000
 189,297,000              Warburg Dillon Read LLC, 4.839% due 7/1/99;
                          Proceeds at maturity -- $189,322,444;
                          (Fully collaterized by U.S. Treasury Note, 10.750% due 5/15/03;
                          Market value -- $193,084,966)                                          189,297,000
-------------------------------------------------------------------------------------------------------------

                          TOTAL REPURCHASE AGREEMENTS
                          (Cost -- $291,367,000)                                                 291,367,000
=============================================================================================================

                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $2,569,126,122**)                                          $3,230,942,358
=============================================================================================================

(a)   All or a portion of this security is on loan (See Note 7).

(b)   Non-income producing security.

(c)   Security segregated by Custodian to cover written call options.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)   Rate represents annualized yield to maturity.

++ All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's") with the exception of those identified by an asterisk (*), which are rated by Moody's Investor Service, Inc. ("Moody's").

**    Aggregate cost for Federal income tax purposes is substantially the same.

      See page 20 for a definition of bond ratings.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        19

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
BB, B    -- Bonds rated "BB" and "B" are regarded, on balance, as predominantly and CCC speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa       -- Bonds rated "Aa" are judged to be of the high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
Baa      -- Bonds rated "Baa" are considered to be medium grade obligations;
            that is they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.
Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby may not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa      -- Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
NR       -- Indicates that the bond is not rated by Standard & Poor's or
            Moody's.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  (unaudited)                   June 30, 1999
--------------------------------------------------------------------------------

ASSETS:
      Investments, at value (Cost -- $2,569,126,122)              $3,230,942,358
      Collateral for securities on loan (Note 7)                     135,388,230
      Receivable for securities sold                                 106,537,043
      Dividends and interest receivable                               15,151,286
      Receivable from broker--variation margin                         5,625,000
      Receivable for Fund shares sold                                  1,099,272
      Prepaid expenses                                                    21,572
--------------------------------------------------------------------------------
      Total Assets                                                 3,494,764,761
--------------------------------------------------------------------------------

LIABILITIES:
      Payable for securities on loan (Note 7)                        135,388,230
      Options written (Note 5)                                         3,969,913
      Payable for securities purchased                                 3,458,859
      Investment advisory fees payable                                 1,665,817
      Administration fees payable                                        617,706
      Payable for Fund shares purchased                                  524,987
      Distribution fees payable                                          399,433
      Payable to bank                                                         92
      Accrued expenses                                                   337,955
--------------------------------------------------------------------------------
      Total Liabilities                                              146,362,992
--------------------------------------------------------------------------------
Total Net Assets                                                  $3,348,401,769
================================================================================

NET ASSETS:
      Par value of shares of beneficial interest                  $      154,912
      Capital paid in excess of par value                          2,246,941,649
      Undistributed net investment income                                 54,622
      Accumulated net realized gain from security
         transactions, options and futures contracts                 425,535,865
      Net unrealized appreciation
         of investments, options and futures contracts               675,714,721
--------------------------------------------------------------------------------
Total Net Assets                                                  $3,348,401,769
================================================================================

Shares Outstanding:
      Class A                                                         35,700,784
      --------------------------------------------------------------------------
      Class B                                                        109,988,813
      --------------------------------------------------------------------------
      Class L                                                          1,293,910
      --------------------------------------------------------------------------
      Class O                                                          3,839,981
      --------------------------------------------------------------------------
      Class Y                                                          4,088,058
      --------------------------------------------------------------------------

Net Asset Value:
      Class A (and redemption price)                                      $21.70
      --------------------------------------------------------------------------
      Class B *                                                           $21.58
      --------------------------------------------------------------------------
      Class L **                                                          $21.61
      --------------------------------------------------------------------------
      Class O **                                                          $21.60
      --------------------------------------------------------------------------
      Class Y (and redemption price)                                      $21.81
      --------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
      Class A (net asset value plus 5.26% of
         net asset value per share)                                       $22.84
      --------------------------------------------------------------------------
      Class L (net asset value plus 1.01% of
         net asset value per share)                                       $21.83
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L and O shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        21

--------------------------------------------------------------------------------
Statement of Operations (unaudited)       For the Six Months Ended June 30, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                      $16,113,798
      Dividends                                                      36,041,130
      Less: Interest expense                                           (739,771)
--------------------------------------------------------------------------------
      Total Investment Income                                        51,415,157
--------------------------------------------------------------------------------

EXPENSES:
      Distribution fees (Note 2)                                     11,435,787
      Investment advisory fees (Note 2)                              10,094,932
      Administration fees (Note 2)                                    3,670,884
      Shareholder and system servicing fees                           1,536,433
      Shareholder communications                                        257,863
      Custody                                                            89,260
      Registration fees                                                  64,465
      Insurance                                                          32,655
      Audit and legal                                                    23,554
      Trustees' fees                                                      7,439
      Other                                                               4,934
--------------------------------------------------------------------------------
      Total Expenses                                                 27,218,206
--------------------------------------------------------------------------------
Net Investment Income                                                24,196,951
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTES 3, 4 AND 5):
      Realized Gain (Loss) From:
         Security transactions (excluding short-term securities)    548,836,608
         Options purchased                                              162,692
         Options written                                           (172,891,998)
         Futures contracts                                              345,199
--------------------------------------------------------------------------------
      Net Realized Gain                                             376,452,501
--------------------------------------------------------------------------------
      Change in Net Unrealized Appreciation
      of Investments, Options and Futures:
         Beginning of period                                        990,765,330
         End of period                                              675,714,721
--------------------------------------------------------------------------------
      Decrease in Net Unrealized Appreciation                      (315,050,609)
--------------------------------------------------------------------------------
Net Gain on Investments, Options and Futures Contracts               61,401,892
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $85,598,843
================================================================================


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1999 (unaudited) and the Year Ended December 31, 1998

                                                           1999              1998
=======================================================================================
OPERATIONS:
      Net investment income                           $   24,196,951    $    47,636,243
      Net realized gain                                  376,452,501        400,749,678
      Decrease in net unrealized appreciation           (315,050,609)      (219,828,757)
---------------------------------------------------------------------------------------
      Increase in Net Assets From Operations              85,598,843        228,557,164
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                              (27,400,250)       (44,780,880)
      Net realized gains                                 (24,836,905)      (362,146,516)
---------------------------------------------------------------------------------------
      Decrease in Net Assets From
         Distributions to Shareholders                   (52,237,155)      (406,927,396)
---------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 8):
      Net proceeds from sale of shares                   108,774,026        709,931,258
      Net asset value of shares issued for
         reinvestment of dividends                        39,940,959        323,023,241
      Cost of shares reacquired                       (1,051,038,004)      (784,966,599)
---------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From
         Fund Share Transactions                        (902,323,019)       247,987,900
---------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                       (868,961,331)        69,617,668

NET ASSETS:
      Beginning of period                              4,217,363,100      4,147,745,432
---------------------------------------------------------------------------------------
      End of period*                                  $3,348,401,769     $4,217,363,100
=======================================================================================
* Includes undistributed net investment income of:           $54,622         $3,257,921
=======================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Premium Total Return Fund ("Fund"), a separate investment fund of Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: Smith Barney Exchange Reserve Fund, Smith Barney Convertible Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Balanced Fund and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other Funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Portfolio securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Over-the-counter securities are valued on the basis of the bid price at the close of business each day. Options are generally valued at the mean of the quoted bid and asked prices. Investments in U.S. government securities (other than short-term securities) are valued at the mean of the quoted bid and asked price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (e) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (j) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1998, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may from time to time enter into options and/or futures contracts in order to hedge market risk.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with Salomon Brothers Asset Management ("SaBAM"), an affiliate of SSBC. Pursuant to the sub-advisory agreement, SaBAM is responsible for the day-to-day portfolio operations and investment decisions for the Fund. Effective June 14, 1999, SSBC pays SaBAM a monthly fee calculated at an annual rate of 0.15% of the average daily net assets of the Fund. This fee is paid monthly. Prior to June 14, 1999, SSBC had entered into a sub-advisory agreement with Boston Partners Asset Management, L.P. ("Boston Partners"). SSBC paid Boston Partners a monthly fee calculated at an annual rate of 0.15% of the average daily net assets of the Fund. This fee was paid monthly.

SSBC acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the six months ended June 30, 1999, SSB received total brokerage commissions of $266,469.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L and O shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 1999, CFBDS and SSB received sales charges of $177,000 and $66,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS and SSB were approximately:

                       Class A        Class B         Class L      Class O
================================================================================
CDSCs                  $2,000       $3,384,000        $17,000      $9,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, L and O shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B, L and O shares calculated at the annual rate of 0.50%, 0.75% and 0.45% of the average daily net assets of each class, respectively. For the six months ended June 30, 1999, total Distribution Plan fees incurred were:

                                                                    Distribution
                                                                      Plan Fees
================================================================================
Class A                                                               $1,013,048
--------------------------------------------------------------------------------
Class B                                                                9,967,522
--------------------------------------------------------------------------------
Class L                                                                  131,221
--------------------------------------------------------------------------------
Class O                                                                  323,996
================================================================================

All officers and one Trustee of the Trust are employees of SSB.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        25

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investments

During the six months ended June 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $1,328,862,511
--------------------------------------------------------------------------------
Sales                                                              2,948,153,621
================================================================================

At June 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $706,008,270
Gross unrealized depreciation                                       (44,192,034)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $661,816,236
================================================================================

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At June 30, 1999, the Fund had the following open futures contracts:

Purchased       # of                       Basis         Market      Unrealized
Contracts     Contracts   Expiration       Value          Value         Gain
================================================================================
S&P 500          900         9/99      $298,229,880   $310,882,500   $12,652,620
================================================================================

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.


--------------------------------------------------------------------------------
26                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At June 30, 1999, the Fund had two purchased call options with a total cost of $21,052,250 and eleven purchased put options with a total cost of $20,495,800.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The following covered call option transactions occurred during the six months ended June 30, 1999:

                                                            Number of
                                                            Contracts    Premiums
======================================================================================
Options written, outstanding at December 31, 1998             17,900    $ 177,699,152
Options written during the six months ended June 30, 1999      7,349        5,334,874
Options cancelled in closing purchase transactions           (18,200)    (177,818,248)
Options expired                                                   --               --
--------------------------------------------------------------------------------------
Options written, outstanding at June 30, 1999                  7,049    $   5,215,778
======================================================================================

The following table represents the covered call option written contracts open at June 30, 1999:

Number of                                                  Strike
Contracts                                     Expiration   Price        Value
================================================================================
    1,000  Bristol-Myers Squibb Co.             1/22/00    $  800   $  (300,000)
      400  Centocor Inc.                        1/22/00       500      (325,000)
      324  Conexant Systems, Inc.               1/22/00       600      (433,350)
    2,000  MCI WorldCom, Inc.                   1/22/00     1,000    (1,275,000)
    2,000  MCI WorldCom, Inc.                  12/18/99       950    (1,375,000)
    1,000  MCI WorldCom, Inc.                  12/18/99     1,100      (225,000)
      325  Rite Aid Corp.                      10/16/99       300       (36,563)
--------------------------------------------------------------------------------
           Total Covered Call Options Written
           (Premiums received -- $5,215,778)                        $(3,969,913)
================================================================================

6. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        27

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. Government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 1999, the Fund had loaned common stocks having a value of approximately $131,840,436 and holds the following collateral for loaned securities:

Security Description                                                      Value
================================================================================
Time Deposits:
   Banque Paribas, 5.875% due 7/1/99                                 $ 7,614,776
   Barclays Bank, 5.750% due 7/1/99                                   12,388,533
   Banco Bilbao Vizcaya, 5.875% due 7/1/99                            22,260,645
   Banque Paribas, 5.875% due 7/1/99                                  15,872,808
   Bank of Montreal, 5.937% due 7/1/99                                 4,454,316
   Bank of Montreal, 5.250% due 7/1/99                                15,485,666
Cerificate of Deposit:
   Svenska Handelsbanken, 4.940% due 10/25/99                         12,993,968
Commercial Paper:
   Moriarty LLC, 5.123% due 8/16/99                                   13,296,763
   Moriarty LLC, 5.177% due 9/20/99                                   31,020,755
--------------------------------------------------------------------------------
Total $135,388,230
================================================================================

Income earned by the Fund from securities loaned for the six months ended June 30, 1999 was $102,733.

8. Shares of Beneficial Interest

At June 30, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At June 30, 1999, total paid-in capital amounted to the following for each class:

                           Class A         Class B        Class L       Class O        Class Y
================================================================================================
Total Paid-in Capital   $569,487,197   $1,493,330,876   $28,577,592   $72,963,096    $82,737,800
================================================================================================


--------------------------------------------------------------------------------
28                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                      Six Months Ended                      Year Ended
                                        June 30, 1999                   December 31, 1998+
                                ------------------------------    ------------------------------
                                   Shares           Amount           Shares           Amount
================================================================================================
Class A
Shares sold                         2,182,735    $  45,830,784        7,733,657    $ 175,026,027
Shares issued on reinvestment         502,876       10,567,742        3,269,724       70,506,884
Shares reacquired                  (8,910,416)    (187,251,540)      (6,634,829)    (146,985,551)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)            (6,224,805)   $(130,853,014)       4,368,552    $  98,547,360
================================================================================================

Class B
Shares sold                         2,072,724    $  43,456,641       19,483,013    $ 439,642,557
Shares issued on reinvestment       1,337,013       28,025,968       11,270,658      241,980,524
Shares reacquired                 (39,661,184)    (828,969,796)     (27,473,985)    (607,825,219)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)           (36,251,447)   $(757,487,187)       3,279,686    $  73,797,862
================================================================================================

Class L
Shares sold                           342,253    $   7,183,770        1,194,003    $  26,489,637
Shares issued on reinvestment          14,353          302,044           66,851        1,405,157
Shares reacquired                    (259,060)      (5,427,291)         (64,490)      (1,375,725)
------------------------------------------------------------------------------------------------
Net Increase                           97,546    $   2,058,523        1,196,364    $  26,519,069
================================================================================================

Class O++
Shares sold                            69,736    $   1,457,099        1,752,049    $  39,958,820
Shares issued on reinvestment          49,850        1,045,205          424,817        9,130,351
Shares reacquired                  (1,381,922)     (28,971,780)      (1,297,704)     (28,780,104)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)            (1,262,336)   $ (26,469,476)         879,162    $  20,309,067
================================================================================================

Class Y
Shares sold                           514,664    $  10,845,732        1,305,089    $  28,814,217
Shares issued on reinvestment              --               --               13              325
Shares reacquired                     (19,630)        (417,597)              --               --
------------------------------------------------------------------------------------------------
Net Increase                          495,034    $  10,428,135        1,305,102    $  28,814,542
================================================================================================

+ For Class L shares, transactions are for the period from June 15, 1998 (inception date) to December 31, 1998.

++    On June 12, 1998, Class C shares were renamed Class O shares.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        29

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class A Shares                           1999(1)(2)        1998(2)         1997(2)         1996(2)(3)        1996(4)         1995(5)
====================================================================================================================================
Net Asset Value, Beginning of Period     $21.38            $22.19          $19.14          $17.40            $16.33          $15.69
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                   0.18              0.33            0.39            0.16              0.37            0.44
   Net realized and unrealized gain        0.49              1.00            4.29            2.21              1.98            1.48
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations               0.67              1.33            4.68            2.37              2.35            1.92
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                  (0.19)            (0.25)          (0.38)          (0.16)            (0.37)          (0.43)
   Net realized gains                     (0.16)            (1.89)          (1.25)          (0.47)            (0.91)          (0.14)
   Capital                                   --                --              --              --                --           (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.35)            (2.14)          (1.63)          (0.63)            (1.28)          (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $21.70            $21.38          $22.19          $19.14            $17.40          $16.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return                               3.20%++           6.20%          25.19%          13.80%++          14.76%          12.92%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)       $774,674          $896,342        $833,540        $608,203          $534,329        $471,578
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                1.16%+            1.12%           1.11%           1.12%+            1.12%           1.16%
   Net investment income                   1.70+             1.48            1.89            2.05+             2.16            2.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      39%               43%             43%             30%               58%             63%
====================================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.

(4)   For the fiscal year August 1, 1995 through July 31, 1996.

(5)   For the fiscal year August 1, 1994 through July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
30                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class B Shares                            1999(1)(2)      1998(2)       1997(2)       1996(2)(3)      1996(4)       1995(5)
===========================================================================================================================
Net Asset Value, Beginning of Period      $21.26          $22.17        $19.14        $17.40          $16.33        $15.69
---------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                    0.12            0.22          0.29          0.12            0.28          0.36
   Net realized and unrealized gain         0.50            0.99          4.28          2.21            1.99          1.48
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                0.62            1.21          4.57          2.33            2.27          1.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                   (0.14)          (0.23)        (0.29)        (0.12)          (0.29)        (0.34)
   Net realized gains                      (0.16)          (1.89)        (1.25)        (0.47)          (0.91)        (0.14)
   Capital                                    --              --            --            --              --         (0.72)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.30)          (2.12)        (1.54)        (0.59)          (1.20)        (1.20)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $21.58          $21.26        $22.17        $19.14          $17.40        $16.33
---------------------------------------------------------------------------------------------------------------------------
Total Return                                2.96%++         5.64%        24.55%        13.57%++        14.21%        12.36%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $2,374          $3,110        $3,170        $2,355          $2,021        $1,655
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                 1.65%+          1.61%         1.60%         1.54%+          1.62%         1.66%
   Net investment income                    1.19+           0.99          1.39          1.63+           1.66          2.31
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       39%             43%           43%           30%             58%           63%
===========================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.

(4)   For the fiscal year August 1, 1995 through July 31, 1996.

(5)   For the fiscal year August 1, 1994 through July 31, 1995.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        31

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period ended December 31, except where noted:

Class L Shares                                        1999(1)(2)     1998(2)(3)
================================================================================
Net Asset Value, Beginning of Period                      $21.29         $23.06
--------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                                    0.10           0.06
   Net realized and unrealized gain (loss)                  0.49          (0.01)
--------------------------------------------------------------------------------
Total Income From Operations                                0.59           0.05
--------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                                   (0.11)            --
   Net realized gains                                      (0.16)         (1.82)
--------------------------------------------------------------------------------
Total Distributions                                        (0.27)         (1.82)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $21.61         $21.29
--------------------------------------------------------------------------------
Total Return++                                              2.82%          0.36%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                         $27,960        $25,471
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
   Expenses                                                 1.92%          1.82%
   Net investment income                                    0.98           0.55
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                       39%            43%
================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from June 15, 1998 (inception date) to December 31, 1998.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
32                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class O Shares                           1999(1)(2)        1998(2)(3)      1997(2)         1996(2)(4)        1996(5)      1995(6)(7)
====================================================================================================================================
Net Asset Value, Beginning of Period     $21.28            $22.18          $19.15          $17.41            $16.33          $15.69
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                   0.13              0.23            0.30            0.12              0.29            0.36
   Net realized and unrealized gain        0.50              0.99            4.28            2.21              1.99            1.48
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations               0.63              1.22            4.58            2.33              2.28            1.84
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                  (0.14)            (0.23)          (0.30)          (0.12)            (0.29)          (0.35)
   Net realized gains                     (0.16)            (1.89)          (1.25)          (0.47)            (0.91)          (0.14)
   Capital                                   --                --              --              --                --           (0.71)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       (0.30)            (2.12)          (1.55)          (0.59)            (1.20)          (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $21.60            $21.28          $22.18          $19.15            $17.41          $16.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return                               2.98%++           5.69%          24.60%          13.58%++          14.30%          12.36%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $82,929          $108,576         $93,676         $42,637           $31,044         $12,937
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                1.62%+            1.59%           1.56%           1.55%+            1.59%           1.62%
   Net investment income                   1.22+             1.02            1.41            1.61+             1.68            2.35
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      39%               43%             43%             30%               58%             63%
====================================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   On June 12, 1998, Class C shares were renamed Class O shares.

(4) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.

(5)   For the fiscal year August 1, 1995 through July 31, 1996.

(6)   For the fiscal year August 1, 1994 through July 31, 1995.

(7) On November 7, 1994, the former Class D shares were renamed Class C shares.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        33

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended December 31, except where noted:

Class Y Shares                             1999(1)(2)       1998(2)        1997(2)        1996(2)(3)       1996(4)
==================================================================================================================
Net Asset Value, Beginning of Period       $21.49           $22.24         $19.17         $17.42           $17.57
------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                     0.22             0.40           0.47           0.17             0.19
   Net realized and unrealized gain          0.49             1.01           4.29           2.23             0.33
------------------------------------------------------------------------------------------------------------------
Total Income From Operations                 0.71             1.41           4.76           2.40             0.52
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                    (0.23)           (0.27)         (0.44)         (0.18)           (0.21)
   Net realized gains                       (0.16)           (1.89)         (1.25)         (0.47)           (0.46)
------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.39)           (2.16)         (1.69)         (0.65)           (0.67)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $21.81           $21.49         $22.24         $19.17           $17.42
------------------------------------------------------------------------------------------------------------------
Total Return                                 3.36%++          6.56%         25.61%         13.95%++          2.93%++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $89,166          $77,210        $50,882        $26,585          $13,192
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                  0.82%+           0.76%          0.76%          0.80%+           0.87%+
   Net investment income                     2.10+            1.82           2.22           2.36+            2.24+
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        39%              43%            43%            30%              58%
==================================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) For the period from August 1, 1996 to December 31, 1996, which reflects a change in the fiscal year-end of the Fund.

(4)   For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
34                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On May 12, 1999, a special meeting of shareholders of the Trust was held for the purpose of electing Trustees to the Trust.

The results of the vote were as follows:

                         Shares Voted     Percentage    Shares Voted    Percentage
Names of Trustees             For        Shares Voted      Against     Shares Voted
===================================================================================
Lee Abraham             62,342,951.572      98.630%      865,940.611      1.370%
Allan J. Bloostein      62,384,540.377      98.696       824,351.806      1.304
Jane F. Dasher          62,392,002.787      98.708       816,889.396      1.292
Donald R. Foley         62,322,262.500      98.595       886,629.683      1.403
Richard E. Hanson Jr.   62,380,877.618      98.690       828,014.565      1.310
Paul Hardin             62,379,975.324      98.689       828,916.859      1.311
Heath B. McLendon       62,370,291.215      98.673       838,630.968      1.327
Roderick C. Rasmussen   62,346,471.848      98.636       862,420.335      1.364
John P. Toolan          62,396,377.832      98.715       812,514.351      1.285
===================================================================================

On June 30, 1999, a special meeting of shareholders of the Fund was held for the purpose of voting to approve or disapprove a new sub-investment advisory agreement among the Fund, SSBC Fund Management Inc. and Salomon Brothers Asset Management Inc.

The information below reports the lowest percentage of shares voting for the proposals, the highest percentage of shares voting against and abstaining by shareholders of the Fund on all proposals.

                 Percentage                   Percentage                   Percentage
 Shares Voted     of Shares   Shares Voted     of Shares      Shares        of Shares
    For             Voted        Against         Voted      Abstaining      Abstained
=====================================================================================
82,801,141.000     90.172%    2,074,138.444     2.259%     6,950,768.200     7.569%
=====================================================================================


--------------------------------------------------------------------------------
Smith Barney Premium Total Return Fund                                        35

                      [This page intentionally left blank]

Smith Barney
Premium Total
Return Fund

Trustees

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Ross Margolies
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of Smith Barney Income Funds -- Smith Barney Premium Total Return Fund. It is not authorized for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Premium
Total Return Fund

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2169 8/99